ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2019
ACCOUNTS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, NET

6. ACCOUNTS RECEIVABLE, NET

Accounts receivable consisted of the following:

	As of December 31,
	2018	2019
	RMB	RMB

Accounts receivable	21,667	20,932
Less: Allowance for doubtful accounts	(3,535)	(2,993)
Accounts receivable, net	18,132	17,939

Allowance for doubtful accounts:

	As of December 31,
	2018	2019
	RMB	RMB

Balance at beginning of year	(746)	(3,535)
Addition (Note i)	(4,616)	(3,220)
Written off (Note i)	1,827	3,762
Balance at end of year	(3,535)	(2,993)

(Note i) Full provision was provided to receivables due from different customers due to the remote collectability, and certain provision was written off after all collection efforts have been exhausted and the potential for recovery was remote.